FINANCIAL INSTRUMENTS - Schedule of Level 3 Fair Values for the Convertible Loan (Parentheticals) (Details) - Level 3 Fair Value [Member]	12 Months Ended
Dec. 31, 2025
2024 Warrant liabilities [Member] | Bottom of range [member]
FINANCIAL INSTRUMENTS - Schedule of Level 3 Fair Values for the Convertible Loan (Parentheticals) (Details) [Line Items]
Expected stock price volatility	58.86%
Expected life of the warrants	1.31
Risk-free interest rate	3.55%
2024 Warrant liabilities [Member] | Weighted average [member]
FINANCIAL INSTRUMENTS - Schedule of Level 3 Fair Values for the Convertible Loan (Parentheticals) (Details) [Line Items]
Expected stock price volatility	116.79%
Expected life of the warrants	2.31
Risk-free interest rate	4.22%
2024 Warrant liabilities [Member] | Top of range [member]
FINANCIAL INSTRUMENTS - Schedule of Level 3 Fair Values for the Convertible Loan (Parentheticals) (Details) [Line Items]
Expected stock price volatility	125.93%
Expected life of the warrants	3
Risk-free interest rate	4.787%
2025 Warrant liabilities [Member] | Bottom of range [member]
FINANCIAL INSTRUMENTS - Schedule of Level 3 Fair Values for the Convertible Loan (Parentheticals) (Details) [Line Items]
Expected stock price volatility	92.30%
Expected life of the warrants	3.2
Risk-free interest rate	3.50%
2025 Warrant liabilities [Member] | Top of range [member]
FINANCIAL INSTRUMENTS - Schedule of Level 3 Fair Values for the Convertible Loan (Parentheticals) (Details) [Line Items]
Expected stock price volatility	92.90%
Expected life of the warrants	3.5
Risk-free interest rate	3.568%